Commitments, contingencies and operating risks - Operating lease commitments (Details) ₽ in Millions	12 Months Ended
	Dec. 31, 2018 RUB (₽) item	Dec. 31, 2017 RUB (₽)
Office buildings
Operating lease commitments
Lease expense	₽ 597	₽ 357
Office buildings | Maximum
Operating lease commitments
Average life of commercial lease agreement	7 years
Office buildings | Minimum
Operating lease commitments
Average life of commercial lease agreement	1 year
Office building under material lease contract
Operating lease commitments
Lease expense	₽ 154	154
Future minimum lease rentals	₽ 307
Number of lease payment parts | item	3
Within one year | Office buildings
Operating lease commitments
Future minimum lease rentals	₽ 449	397
Within one year | Office building under material lease contract
Operating lease commitments
Future minimum lease rentals	154
After one year but not more than five years | Office buildings
Operating lease commitments
Future minimum lease rentals	625	₽ 693
After one year but no more than two years | Office building under material lease contract
Operating lease commitments
Future minimum lease rentals	153
More than five years | Office buildings
Operating lease commitments
Future minimum lease rentals	₽ 168